FORWARD PURCHASE AGREEMENT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Forwared Purchase Agreement [Abstract]
At January 1	$ 0
FPA (SPAC transactions)- Assets	42,502
FPA (SPAC transactions)- Liability	(13,306)
FPA (SPAC transactions) net	29,196
Revaluation as of 21.11.2022	(36,692)
Issuance of shares in 21.11.2022	49,998
Revaluation as of 31.12.2022	(1,650)
As of December 31, 2023	40,852
Cash received	(10,026)
Revaluation as of October 2023	(37,408)
Termination	(6,582)
As of December 31	$ 0